Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 6 Intangible Assets, Net
The Company’s Intangible assets, net consisted of the following (in thousands):

		December 31, 2021			December 31, 2020
	Weighted Average Useful Lives	Gross Carrying Value	Accumulated Amortization	Net Book Value	Gross Carrying Value	Accumulated Amortization	Net Book Value
Internally developed software	3.0 Years	$13,109	$(5,342)	$7,767	$7,002	$(2,587)	$4,415
Domain name	15.0 Years	121	(39)	82	121	(31)	90

Intangible assets, net		$13,230	$(5,381)	$7,849	$7,123	$(2,618)	$4,505

The future estimated amortization expenses as of December 31, 2021, were as follows (in thousands):

2022	$3,658
2023	2,851
2024	1,282
2025	8
2026	8
Thereafter	42

Total future amortization	$7,849

Amortization expense for the years ended December 31, 2021 and 2020, was approximately $2.8 million and $1.6 million, respectively. No impairment charges were recognized related to long-lived assets for the years ended December 31, 2021 and 2020.